Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit and Restricted Stock Awards Activity

The following table summarizes the Company’s RSU activity:

		Weighted Average
	Restricted Stock	Award Date Fair
	Units	Value Per Share
Restricted Stock at January 1, 2021	-	$-
Added	403,000	$5.21
Forfeiture	(500)	$5.16
Vested	(3,500)	$5.73
Restricted Stock at December 31, 2021	399,000	$5.20

The following table summarizes the Company’s RSA activity:

		Weighted Average		Weighted Average
	Restricted Stock	Award Date Fair Value	Director	Award Date Fair Value
	Awards	Per Share	Stock Awards	Per Share
Restricted Stock at January 1, 2021	-			$—
Added	578,250	$5.45	22,184	$5.70
Forfeiture	(187,500)	$5.73		$—
Vested	(62,250)	$5.33	(22,184)	$5.70
Restricted Stock at December 31, 2021	328,500	$5.31	-	$—